Loans from Related Party - Schedule of Change During the Year (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Schedule of Change During the Year [Abstract]
Beginning of year	$ 1,011	$ 974	$ 941
Interest expenses	31	37	33
End of year	$ 1,042	$ 1,011	$ 974